Note 8 - Investment in Juanicipio - Operations of Associate (Details) - Juanicipio [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Sales	$ 627,366	$ 442,288
Production cost	153,521	171,830
Depreciation and amortization	91,197	68,475
Equity method investment, summarized financial information, income statement, gross profit, cost of sale	(244,718)	(240,305)
Gross profit	382,648	201,983
Consulting and administrative expenses	(14,319)	(18,768)
Extraordinary mining and other duties	(10,415)	(4,945)
Equity method investment, summarized financial information, income statement, operating income (expenses)	357,914	178,270
Exchange gains (losses) and other	4,347	(2,937)
Interest expense	(9,538)	(18,524)
Income tax expense	(151,181)	(27,381)
Net income	201,542	129,428
MAG's 44% portion of net income	88,678	56,948
Interest on Juanicipio loans - MAG's 44%	4,197	8,150
MAG's 44% equity income	$ 92,875	$ 65,099